AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.3%
Asset-Backed Securities — 9.4%
Automobiles — 3.3%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	1,611	$1,587,152
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,200,579
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.380%(c)	12/26/31	1,182	1,184,306
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.780%(c)	12/26/31	200	200,415
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,210,554
Series 2024-01, Class B
5.170%	08/15/29	335	342,448
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,289,817
Series 2024-03, Class A4
4.850%	01/15/30	530	539,391
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	631,481
Series 2024-A, Class B
5.350%	01/15/30	725	741,808
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	2,531	2,461,899
Series 2024-N01, Class A3, 144A
5.600%	03/10/28	870	879,353
Series 2024-N01, Class B, 144A
5.630%	05/10/30	1,055	1,076,236
Series 2024-N02, Class A3, 144A
5.710%	07/10/28	1,775	1,805,289
Series 2024-P02, Class A4
5.210%	06/10/30	1,715	1,771,211
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,785	1,802,040
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,381,486
Series 2024-03, Class A3, 144A
4.980%	08/21/28	800	814,232
Series 2024-03, Class A4, 144A
5.060%	03/20/31	545	557,691
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	2,660	2,664,027
Series 2023-01A, Class D
6.690%	06/15/29	445	456,424
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	1,905	1,916,409
Series 2024-A, Class A4
5.050%	06/15/27	555	561,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,775	$3,753,809
Series 2020-02, Class C, 144A
1.740%	04/15/33	2,910	2,808,964
Series 2021-02, Class C, 144A
2.110%	05/15/34	2,575	2,422,596
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,703,994
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32	1,527	1,542,879
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	690	697,690
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	58	57,913
Navistar Financial Dealer Note Master Owner Trust,
Series 2024-01, Class A, 144A
5.590%	04/25/29	1,325	1,346,495
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	735	743,965
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	119	119,295
Series 2023-03A, Class B, 144A
6.480%	07/20/29	755	776,582
Series 2023-03A, Class C, 144A
6.740%	08/20/29	255	264,702
Series 2024-01A, Class A2, 144A
5.680%	05/20/30	1,175	1,187,428
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	241	242,666
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	5,395	5,311,258
Series 2021-04, Class E, 144A
4.030%	03/15/29	4,310	4,253,207
Series 2022-06, Class B
4.720%	06/15/27	3,925	3,920,897
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	810	817,000
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	784,751
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	610,004
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	313,240
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,670	1,709,467
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	376,824
A1

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
U.S. Bank NA,
Series 2023-01, Class B, 144A
6.789%	08/25/32	158	$160,553
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,039,944
			68,041,931
Collateralized Loan Obligations — 2.8%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.734%(c)	07/20/34	3,170	3,173,909
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class B2R, 144A, 3 Month SOFR + 2.362% (Cap N/A, Floor 2.100%)
7.663%(c)	01/15/31	3,165	3,170,786
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.703%(c)	01/15/35	7,125	7,128,069
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.512%(c)	10/20/31	2,317	2,319,275
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
6.852%(c)	04/22/37	2,325	2,331,955
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.582%(c)	10/20/34	1,705	1,705,852
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.831%(c)	04/15/37	6,045	6,058,708
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.782%(c)	04/20/37	4,535	4,542,874
MidOcean Credit CLO (Cayman Islands),
Series 2016-06A, Class ARRR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.512%(c)	04/20/33	2,365	2,365,119
MidOcean Credit CLO Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 1.730% (Cap N/A, Floor 1.730%)
7.009%(c)	10/18/33	2,090	2,093,345
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.363%(c)	11/13/31	2,732	2,734,521
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.851%(c)	07/15/33	3,670	3,671,835
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.664%(c)	07/20/29	692	$692,350
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.713%(c)	07/15/34	2,655	2,657,484
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.835%(c)	04/25/37	510	511,348
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	10/15/31	4,362	4,364,410
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	07/15/30	2,915	2,917,854
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
6.615%(c)	01/25/34	5,140	5,149,474
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.464%(c)	01/20/32	1,305	1,305,052
			58,894,220
Equipment — 1.2%
Amur Equipment Finance Receivables XIII LLC,
Series 2024-01A, Class A2, 144A
5.380%	01/21/31	1,783	1,804,187
Amur Equipment Finance Receivables XIV LLC,
Series 2024-02A, Class A2, 144A
5.190%	07/21/31	2,035	2,065,297
Auxilior Term Funding LLC,
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	850	859,084
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	708,285
CCG Receivables Trust,
Series 2024-01, Class A2, 144A
4.990%	03/15/32	2,010	2,021,542
Clarus Capital Funding LLC,
Series 2024-01A, Class A2, 144A
4.710%	08/20/32	990	989,381
Crossroads Asset Trust,
Series 2024-A, Class A2, 144A
5.900%	08/20/30	1,110	1,127,592
Dell Equipment Finance Trust,
Series 2023-03, Class C, 144A
6.170%	04/23/29	555	569,002
Series 2024-01, Class C, 144A
5.730%	03/22/30	100	102,161

A2

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	890	$897,364
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	212,763
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	185	188,407
Series 2023-02A, Class C, 144A
6.480%	01/21/31	695	710,912
Series 2023-02A, Class D, 144A
6.970%	07/21/31	475	490,373
Series 2024-02A, Class A3, 144A
5.360%	10/20/31	745	757,945
Series 2024-02A, Class B, 144A
5.350%	10/20/31	335	342,289
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	726,857
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,384,313
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	730,604
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,477,473
Series 2024-A, Class A3, 144A
4.950%	07/14/31	3,005	3,051,951
Post Road Equipment Finance LLC,
Series 2024-01A, Class A2, 144A
5.590%	11/15/29	610	615,853
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32	1,650	1,700,067
Verdant Receivables LLC,
Series 2024-01A, Class A2, 144A
5.680%	12/12/31	670	685,617
			24,219,319
Other — 1.9%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	1,145	1,198,447
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	536	524,988
CyrusOne Data Centers Issuer I LLC,
Series 2024-02A, Class A2, 144A
4.500%	05/20/49	4,690	4,562,358
Series 2024-03A, Class A2, 144A
4.650%	05/20/49	2,085	1,967,873
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	713	706,792
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,142	2,017,121
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	2,533	$2,299,236
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	765	791,103
Series 2023-A, Class B, 144A
6.530%	02/25/38	610	630,270
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,176	1,050,934
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	44	43,033
Series 2020-01A, Class A, 144A
1.740%	10/20/37	199	190,992
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	371	351,586
Series 2023-01A, Class A, 144A
4.930%	10/20/40	2,514	2,543,727
Series 2023-02A, Class A, 144A
6.180%	11/20/40	708	733,580
Series 2023-02A, Class B, 144A
6.330%	11/20/40	474	490,905
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38	580	546,584
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29	2,705	2,521,382
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	3,010	3,007,919
SEB Funding LLC,
Series 2024-01A, Class A2, 144A
7.386%	04/30/54	3,385	3,489,941
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	2,674	2,433,034
Tricon Residential Trust,
Series 2024-SFR02, Class A, 144A
4.750%	06/17/40	2,983	2,987,521
Series 2024-SFR03, Class A, 144A
4.500%	08/17/41	2,515	2,501,807
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,227,977
			38,819,110
Student Loans — 0.2%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,000	983,566
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	751	739,357
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	585	559,613
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	730	680,894

A3

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	391	$351,446
Series 2021-B, Class A, 144A
1.310%	07/17/51	2,356	2,186,319
			5,501,195

Total Asset-Backed Securities (cost $191,163,473)			195,475,775
Commercial Mortgage-Backed Securities — 2.0%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.361%(c)	04/15/34	3,250	2,941,250
BANK5,
Series 2024-5YR8, Class A3
5.884%	08/15/57	2,955	3,118,777
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.371%(c)	11/15/34	190	3,796
Series 2024-5C27, Class A3
6.014%	07/15/57	600	634,971
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,335,981
Series 2024-V09, Class A3
5.602%	08/15/57	5,370	5,585,531
BMO Mortgage Trust,
Series 2024-05C05, Class A3
5.857%	02/15/57	4,980	5,244,016
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.761%(c)	08/15/38	2,189	1,853,094
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
5.864%(c)	05/15/38	324	322,603
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.508%(c)	10/15/36	1,725	1,715,138
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.911%(c)	01/15/34	170	168,802
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	105,337
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	587,918
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
6.738%(c)	08/15/41	2,140	2,140,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,815	$1,799,056
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.380%)
6.591%(c)	07/15/38	294	293,420
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	13	13,007
Series K068, Class A1
2.952%	02/25/27	75	73,800
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	1,265	1,234,182
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.600%)
6.961%(c)	05/15/26	2,185	1,703,943
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,165	1,063,062
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	19,126
Series 2020-609M, Class A, 144A, 1 Month SOFR + 1.734% (Cap N/A, Floor 1.370%)
6.831%(c)	10/15/33	340	329,800
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	2,575	2,098,626
MED Commercial Mortgage Trust,
Series 2024-MOB, Class A, 144A, 1 Month SOFR + 1.592% (Cap N/A, Floor 1.592%)
6.688%(c)	05/15/41	565	562,549
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS
4.068%	12/15/47	265	259,101
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	790	770,454
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.011%(c)	04/15/36	195	193,367
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.488%(c)	05/15/39	3,150	3,136,219
TX Trust,
Series 2024-HOU, Class A, 144A, 1 Month SOFR + 1.591% (Cap N/A, Floor 1.591%)
6.688%(c)	06/15/39	980	971,743
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A, 144A
6.134%(cc)	03/15/40	575	582,212

A4

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.411%(c)	05/15/31	695	$679,363

Total Commercial Mortgage-Backed Securities (cost $42,290,096)			41,540,244
Corporate Bonds — 26.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.650%	10/01/28	980	990,535
Aerospace & Defense — 0.2%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.300%	03/26/34	1,410	1,465,887
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28	455	431,220
3.750%	02/01/50	811	569,540
5.040%	05/01/27(a)	1,760	1,765,366
Sr. Unsec’d. Notes, 144A
6.858%	05/01/54	826	905,921
			5,137,934
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	336	312,444
4.540%	08/15/47	523	440,135
6.343%	08/02/30	195	210,722
7.079%	08/02/43	1,100	1,258,912
7.081%	08/02/53	2,110	2,446,281
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	1,420	1,472,651
			6,141,145
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	01/18/34	295	304,752
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27(a)	440	438,747
6.798%	11/07/28	675	712,730
6.800%	05/12/28	620	649,727
7.122%	11/07/33	650	701,790
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.900%	10/06/29	1,625	1,625,899
5.550%	07/15/29	1,640	1,690,373
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,310	1,307,140
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.750%	09/26/31	865	$860,741
5.350%	03/19/29(a)	720	741,652
5.400%	01/08/31	430	444,369
5.500%	03/30/26	700	710,193
6.500%	01/16/29	855	916,848
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25	1,325	1,323,510
4.750%	11/13/28	1,755	1,756,602
4.950%	08/15/29	625	626,065
5.600%	03/22/34	1,900	1,941,661
			16,752,799
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Global Financing DAC,
Gtd. Notes
4.650%	09/13/29	815	810,448
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)	2,875	3,039,108
			3,849,556
Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	3,000	3,175,747
Bank of America Corp.,
Sr. Unsec’d. Notes
5.819%(ff)	09/15/29(a)	3,358	3,534,141
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	7,050	6,115,580
5.015%(ff)	07/22/33(a)	4,060	4,163,227
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
6.474%(ff)	10/25/34	2,350	2,654,840
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	2,630	2,421,747
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	645	685,192
6.208%(ff)	01/18/29	6,095	6,381,320
6.684%(ff)	09/13/27	2,140	2,224,027
Citigroup, Inc.,
Sub. Notes
4.450%	09/29/27	650	650,527
5.827%(ff)	02/13/35	7,535	7,862,767
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
3.244%(ff)	12/20/25	1,565	1,558,491
4.613%(ff)	10/02/30	1,845	1,842,110
5.705%(ff)	03/01/30	1,570	1,634,489
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
3.961%(ff)	11/26/25	1,480	1,477,138
4.999%(ff)	09/11/30	1,075	1,077,505

A5

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.895%(ff)	09/06/30	870	$880,487
5.631%(ff)	01/29/32(a)	685	715,238
6.339%(ff)	07/27/29(a)	1,620	1,721,541
6.361%(ff)	10/27/28	385	405,554
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28	2,520	2,479,363
3.691%(ff)	06/05/28	3,420	3,365,733
4.482%(ff)	08/23/28	2,885	2,900,230
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.699%(ff)	11/18/25	305	305,007
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31	6,445	5,856,535
2.739%(ff)	10/15/30	2,280	2,113,150
5.040%(ff)	01/23/28(a)	1,255	1,276,196
5.336%(ff)	01/23/35(a)	1,145	1,197,173
Sub. Notes
2.956%(ff)	05/13/31	3,098	2,851,165
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29(a)	3,285	3,366,334
5.173%(ff)	01/16/30	1,975	2,035,728
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34(a)	3,230	3,336,654
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28	645	659,771
6.875%(ff)	10/20/34	2,075	2,376,803
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35	3,295	3,456,962
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28	1,703	1,725,384
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,425	1,364,780
5.905%(ff)	05/14/35(a)	3,530	3,717,973
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30	845	876,811
5.678%(ff)	01/23/35(a)	3,640	3,858,417
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,650	1,576,530
1.364%(ff)	01/30/27	1,530	1,464,178
2.193%(ff)	06/05/26	1,980	1,945,350
2.746%(ff)	02/11/33	990	858,002
3.091%(ff)	05/14/32	1,765	1,591,119
5.379%(ff)	09/06/45	1,030	1,053,791
6.246%(ff)	09/22/29(a)	405	429,503
6.537%(ff)	08/12/33(a)	1,425	1,572,413
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.198%(ff)	01/23/30(a)		2,580	$2,659,755
				113,452,478
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		2,390	2,575,450
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43		350	366,836
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
5.700%	06/15/34(a)		1,110	1,178,457
5.950%	06/15/54(a)		1,125	1,194,099
				2,372,556
Chemicals — 0.2%
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,780	1,774,215
Westlake Corp.,
Sr. Unsec’d. Notes
1.625%	07/17/29	EUR	2,675	2,748,455
				4,522,670
Commercial Services — 0.2%
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	2,205	2,276,545
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,925	1,959,695
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	72,397
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		35	32,065
				4,340,702
Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33		970	1,037,248
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.850%	10/15/31		745	742,988
5.600%	10/15/54		1,080	1,060,050
				2,840,286

A6

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/30/32	1,782	$1,607,761
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27(a)	445	439,353
5.468%(ff)	02/01/29	4,555	4,670,615
5.700%(ff)	02/01/30(a)	438	453,889
6.051%(ff)	02/01/35	1,205	1,276,001
7.624%(ff)	10/30/31	390	443,428
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	225	186,526
2.650%	09/15/40(a)	1,220	920,611
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,110	1,858,970
			11,857,154
Electric — 3.4%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	940	970,582
Appalachian Power Co.,
Sr. Unsec’d. Notes
5.650%	04/01/34	3,406	3,583,117
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
5.700%	01/24/30	670	671,474
6.450%	01/24/35	1,040	1,036,620
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	1,030	1,075,294
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	415	423,861
5.100%	03/01/29	3,000	3,089,318
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	1,935	1,831,970
6.100%	09/15/53	1,377	1,511,227
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	930	928,032
6.950%	11/15/29	395	435,791
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	841,231
5.625%	04/10/34	1,010	1,059,720
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,655	1,761,451
5.950%	07/15/34(a)	3,190	3,428,575
Exelon Corp.,
Sr. Unsec’d. Notes
5.450%	03/15/34	1,125	1,180,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.600%	03/15/53	3,500	$3,647,330
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,888	1,726,633
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	349	309,020
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50(a)	2,424	1,783,453
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	01/15/30	450	453,939
5.000%	01/15/35	710	721,171
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,320	2,385,511
5.250%	03/15/34(a)	1,455	1,524,810
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54(a)	710	756,888
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
5.750%	04/01/34	1,205	1,260,770
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	880	980,090
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.664%	01/17/54	1,190	1,234,959
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	1,016	952,608
2.500%	02/01/31	2,280	1,998,346
3.300%	12/01/27(a)	460	444,094
3.500%	08/01/50	1,070	774,826
3.950%	12/01/47	1,160	914,535
5.800%	05/15/34	1,635	1,728,664
5.900%	06/15/32	375	397,077
6.700%	04/01/53	760	869,061
6.750%	01/15/53	1,680	1,917,903
6.950%	03/15/34(a)	1,215	1,382,915
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	4,695	5,035,850
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	445	431,684
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31	565	597,664
5.700%	03/01/53	1,125	1,187,071
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	3,470	3,596,646
5.700%	03/15/34(a)	2,650	2,846,061

A7

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/34(a)		750	$800,695
6.950%	10/15/33		940	1,060,741
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,375	2,252,840
				69,802,737
Engineering & Construction — 0.2%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	09/15/32	EUR	1,400	1,393,297
2.000%	02/15/33	EUR	1,200	1,181,964
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	900	915,276
				3,490,537
Foods — 0.3%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		440	453,612
6.400%	01/15/34		450	496,266
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33		4,470	4,497,772
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31(a)		840	732,363
				6,180,013
Gas — 0.1%
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
5.125%	09/16/34		405	403,433
5.750%	09/16/44(a)		540	545,578
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53		760	801,341
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28		450	463,546
				2,213,898
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50		1,129	710,524
Healthcare-Products — 0.6%
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28		2,040	1,858,033
2.250%	09/15/31		960	820,027
3.300%	09/15/29		1,225	1,156,841
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sartorius Finance BV (Germany),
Gtd. Notes
4.875%	09/14/35	EUR	1,900	$2,266,660
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29(a)		2,030	2,088,439
5.600%	03/23/34		2,310	2,392,797
5.900%	04/30/54(a)		2,155	2,236,292
				12,819,089
Healthcare-Services — 1.9%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		7,575	6,779,970
4.250%	12/15/27		490	481,507
4.625%	12/15/29		2,620	2,565,051
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48		650	588,826
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)		1,075	1,054,031
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		945	816,860
3.500%	09/01/30		2,600	2,450,032
5.450%	09/15/34		1,045	1,075,414
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
5.200%	06/15/29		835	861,165
5.450%	06/15/34		1,060	1,101,888
5.875%	06/15/54		2,190	2,314,045
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32		105	88,123
4.875%	04/01/30		1,605	1,633,574
5.375%	04/15/31		1,955	2,023,706
5.750%	04/15/54(a)		810	828,480
5.950%	03/15/34		1,205	1,289,097
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29		555	583,664
6.000%	05/08/34		700	744,635
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29		1,735	1,844,632
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		715	741,821
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/34		2,845	2,936,327
5.050%	04/15/53		3,354	3,329,345
5.875%	02/15/53		3,040	3,363,363
				39,495,556

A8

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.8%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	420	$405,927
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35	1,280	1,277,619
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	710	653,714
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.750%	07/15/54	422	439,900
6.750%	02/15/54	2,525	2,972,433
Athene Global Funding,
Sec’d. Notes, 144A
5.526%	07/11/31	2,210	2,271,247
5.684%	02/23/26	2,965	3,008,024
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,090	1,090,297
CNO Global Funding,
Sec’d. Notes, 144A, MTN
4.950%	09/09/29(a)	485	487,106
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,660	2,591,129
3.900%	04/05/32	715	670,444
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	425	436,654
			16,304,494
Internet — 0.5%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	590	617,820
5.600%	05/15/53	3,265	3,539,944
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	1,456	1,444,438
Sr. Unsec’d. Notes
4.300%	01/15/30	2,445	2,436,265
4.800%	09/15/34(a)	810	809,078
5.350%	09/15/54	560	555,465
			9,403,010
Investment Companies — 0.5%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	2,215	2,173,469
5.125%	02/14/53	3,670	3,335,112
HA Sustainable Infrastructure Capital, Inc.,
Gtd. Notes, 144A
6.375%	07/01/34(a)	4,395	4,502,892
			10,011,473
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,240	$1,212,253
5.900%	06/01/27	465	477,757
			1,690,010
Machinery-Diversified — 0.1%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34(a)	535	559,528
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31(a)	1,010	1,056,209
5.450%	06/15/34(a)	825	867,811
			2,483,548
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31(a)	2,680	2,292,303
3.750%	02/15/28	1,125	1,079,531
5.250%	04/01/53(a)	349	284,915
6.650%	02/01/34	2,525	2,639,782
Comcast Corp.,
Gtd. Notes
3.900%	03/01/38	1,145	1,033,866
5.650%	06/01/54	3,670	3,914,107
			11,244,504
Mining — 0.4%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	529,687
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	186,500
6.300%	09/08/53	2,395	2,537,203
6.440%	01/26/36	1,270	1,380,728
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	2,175	2,204,091
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	865	858,589
5.000%	09/01/27	201	202,033
			7,898,831
Oil & Gas — 1.3%
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	445	438,631
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30	725	744,172
5.400%	04/18/34(a)	3,243	3,310,182
5.750%	04/18/54	1,360	1,370,209

A9

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.900%	04/18/64	1,425	$1,440,170
6.250%	03/15/53	1,085	1,164,111
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	1,570	1,618,337
5.950%	05/15/54(a)	1,940	1,982,822
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	10/01/34(a)	965	979,955
6.050%	10/01/54	845	858,223
6.125%	01/01/31(a)	1,766	1,863,340
6.375%	09/01/28(a)	595	625,975
6.625%	09/01/30(a)	400	431,379
7.500%	05/01/31	1,575	1,787,682
8.875%	07/15/30	3,190	3,762,132
Raizen Fuels Finance SA (Brazil),
Gtd. Notes, 144A
5.700%	01/17/35(a)	1,670	1,656,640
6.450%	03/05/34	680	714,952
6.950%	03/05/54	640	683,328
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.250%	07/17/34	662	680,265
5.750%	07/17/54	1,630	1,649,560
			27,762,065
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	4,070	3,642,147
4.500%	05/14/35	2,794	2,784,402
4.700%	05/14/45	145	140,186
4.875%	11/14/48	3,185	3,133,209
5.050%	03/15/34	2,950	3,081,126
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	3,110	3,238,172
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,835	1,820,346
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,435	1,534,708
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	4,020	3,706,839
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	90	63,913
5.050%	03/25/48	5,790	5,283,450
5.125%	07/20/45	105	97,864
5.875%	06/01/53(a)	1,215	1,235,575
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	3,170	3,241,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.340%	05/19/63	2,235	$2,293,991
			35,297,067
Pipelines — 1.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,135	1,042,222
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	570	560,605
5.950%	06/30/33	1,706	1,805,412
Gtd. Notes, 144A
5.750%	08/15/34	3,120	3,253,922
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	880	874,716
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	2,165	2,241,848
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	2,165	2,233,155
Enbridge, Inc. (Canada),
Gtd. Notes
5.625%	04/05/34(a)	1,745	1,828,858
6.700%	11/15/53	1,050	1,209,186
Energy Transfer LP,
Sr. Unsec’d. Notes
5.550%	05/15/34	1,160	1,200,783
5.950%	05/15/54	765	782,991
6.400%	12/01/30(a)	1,435	1,562,146
6.550%	12/01/33	685	756,493
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	1,540	1,591,975
ONEOK, Inc.,
Gtd. Notes
4.400%	10/15/29(a)	1,060	1,056,474
4.750%	10/15/31	1,445	1,445,202
5.050%	11/01/34(a)	1,725	1,717,133
5.650%	11/01/28(a)	410	428,628
5.800%	11/01/30	1,260	1,341,940
6.050%	09/01/33	1,255	1,341,547
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	440	437,603
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes, 144A
5.026%	10/01/29	480	480,829
5.584%	10/01/34	580	583,309
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29(a)	812	865,246

A10

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	425	$425,268
5.500%	03/01/30	2,940	2,995,639
6.875%	01/15/29	489	501,223
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	435	430,896
6.350%	01/15/29	415	440,675
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.150%	03/15/34	765	773,579
			36,209,503
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36	330	336,004
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,380	1,372,444
3.900%	03/15/27	4,490	4,418,516
4.050%	07/01/30(a)	681	661,044
4.125%	05/15/29	2,755	2,696,925
Crown Castle, Inc.,
Sr. Unsec’d. Notes
5.800%	03/01/34	1,085	1,150,729
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,025	843,164
3.625%	01/15/28	80	76,870
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	470	427,742
Invitation Homes Operating Partnership LP,
Gtd. Notes
4.875%	02/01/35	1,140	1,125,206
5.450%	08/15/30	561	584,545
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	100	99,473
4.250%	08/15/29	80	76,634
4.375%	10/01/25	2,655	2,640,891
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,215	1,137,597
2.836%	01/15/50	2,745	2,725,285
			20,373,069
Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.950%	06/25/34	2,130	2,213,274
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	561	474,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
5.625%	04/15/53(a)	775	$806,448
5.750%	07/01/53(a)	785	828,831
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,850	2,430,258
			6,753,312
Semiconductors — 0.7%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.350%	02/15/30	2,575	2,570,336
4.550%	02/15/32	975	973,719
5.150%	11/15/31	1,625	1,684,505
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	2,155	1,957,704
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51(a)	1,464	937,720
3.250%	11/15/49	3,674	2,473,198
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	2,340	2,353,421
6.750%	11/01/29(a)	1,460	1,604,398
			14,555,001
Software — 0.2%
Atlassian Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/29	620	641,146
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.300%	09/10/29(a)	990	992,967
4.700%	09/10/34	580	583,179
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	1,019	775,403
3.950%	03/25/51	383	308,345
			3,301,040
Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	1,438	1,056,068
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	2,877,464
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	1,010	1,053,276
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	1,340	1,240,112
4.350%	05/01/49	180	150,697
4.550%	03/15/52	1,626	1,402,451
5.000%	02/15/29	2,400	2,449,533
5.300%	02/15/34(a)	2,695	2,734,581

A11

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,910	$3,175,982
8.750%	03/15/32	2,115	2,627,577
T-Mobile USA, Inc.,
Gtd. Notes
5.750%	01/15/54	5,215	5,542,318
			24,310,059
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	2,190	2,210,493
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,770	1,909,246

Total Corporate Bonds (cost $517,066,799)			541,629,180
Municipal Bonds — 0.2%
California — 0.1%
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	233,057
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	410	454,209
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	232,679
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	154,200
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	144,412
7.625%	03/01/40	100	125,204
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	14,188
			1,357,949
Florida — 0.0%
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	531,413
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	318	364,638
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	225,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	389	$427,825
			653,415
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	260,889
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	440,563
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	322,246
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	50,019
			812,828
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	144,674
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	123,414
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	412,056
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	241,460

Total Municipal Bonds (cost $4,525,770)			4,902,736
Residential Mortgage-Backed Securities — 1.3%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	64	58,542
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	327,063
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	226	195,130
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	1,025	889,994
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	221	188,560
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	310	282,922

A12

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	2,008	$1,669,000
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,633	1,426,349
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	118	115,198
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	37	35,642
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	128	107,377
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	88
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2024-DNA02, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.530%(c)	05/25/44	1,505	1,506,117
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.641%(cc)	12/25/46	488	477,923
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.451%(cc)	05/25/48	4,678	4,427,298
Freddie Mac REMIC,
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
5.957%(c)	10/15/46	16	16,277
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	194	179,222
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	166	158,415
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	139	13,545
Series 2013-82, Class IG, IO
3.500%	05/20/43	431	66,266
Series 2017-184, Class JH
3.000%	12/20/47	12	10,816
Series 2018-08, Class DA
3.000%	11/20/47	143	134,063
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,293,344
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.821%(cc)	07/25/44	19	18,425
Series 2020-INV01, Class A14, 144A
2.918%(cc)	10/25/50	1,118	983,653
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,534	1,275,061
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,592	1,323,155
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	446	$409,596
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.799%(c)	08/25/50	222	209,635
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	369	337,968
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	505	446,543
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	182	161,048
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	51	50,027
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	181	175,763
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	121	100,809
OBX Trust,
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
6.069%(c)	10/25/59	13	12,835
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	51	46,559
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
5.919%(c)	02/25/60	21	19,721
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	140	123,806
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.787%(cc)	08/25/47	1,140	1,073,303
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	49	45,169
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	414	393,789
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	19	19,251
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	756	714,482
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	99	96,005
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.969%(c)	10/25/59	363	369,908
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,577	1,310,659
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59	250	246,403

A13

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A3, 144A
4.889%(cc)	03/25/60	405	$406,599
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	103	93,119
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	459	413,055
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	879	755,208
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	944	887,013

Total Residential Mortgage-Backed Securities (cost $24,545,601)			26,097,718
Sovereign Bonds — 0.3%
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
5.000%	03/05/37	1,290	1,291,613
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.000%	05/07/29	2,175	2,186,962
6.000%	05/07/36	2,030	2,066,540
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35	1,210	1,239,040

Total Sovereign Bonds (cost $6,659,265)			6,784,155
U.S. Government Agency Obligations — 27.7%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	608	546,592
1.500%	02/01/36	1,288	1,155,547
2.000%	08/01/36	929	852,399
2.000%	04/01/37	275	251,044
2.000%	05/01/37	98	89,677
2.000%	06/01/37	131	120,222
2.000%	06/01/41	1,440	1,257,411
2.000%	03/01/42	2,615	2,272,966
2.000%	06/01/50	386	323,621
2.000%	07/01/50	307	256,897
2.000%	02/01/51	7,239	6,037,524
2.000%	04/01/51	10,061	8,364,176
2.000%	05/01/51	53	43,996
2.000%	05/01/51	2,178	1,810,747
2.000%	07/01/51	32	26,574
2.000%	12/01/51	3,065	2,564,578
2.000%	03/01/52	626	525,660
2.000%	03/01/52	1,203	996,259
2.000%	04/01/52	1,077	891,107
2.000%	04/01/52	1,251	1,044,426
2.000%	05/01/52	339	285,088
2.500%	07/01/37	508	476,282
2.500%	03/01/42	2,114	1,908,160
2.500%	07/01/50	269	236,353
2.500%	07/01/50	2,515	2,195,648
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	10/01/50	420	$364,815
2.500%	05/01/51	240	209,879
2.500%	05/01/51	1,002	870,494
2.500%	06/01/51	915	806,594
2.500%	07/01/51	323	281,683
2.500%	08/01/51	627	546,572
2.500%	08/01/51	1,996	1,738,880
2.500%	11/01/51	1,917	1,680,230
2.500%	01/01/52	4,997	4,366,147
2.500%	02/01/52	160	138,949
2.500%	02/01/52	1,728	1,510,155
2.500%	04/01/52	3,236	2,797,459
2.500%	05/01/52	6,406	5,539,856
2.500%	07/01/52	139	120,797
3.000%	01/01/27	3	2,917
3.000%	02/01/30	11	10,335
3.000%	05/01/30	204	200,662
3.000%	11/01/33	456	441,672
3.000%	02/01/34	449	436,167
3.000%	04/01/34	38	36,415
3.000%	03/01/35	98	94,490
3.000%	11/01/42	13	11,940
3.000%	01/01/43	16	14,548
3.000%	02/01/43	5	4,485
3.000%	02/01/43	10	9,755
3.000%	02/01/43	47	43,243
3.000%	03/01/43	45	41,848
3.000%	03/01/45	6	5,908
3.000%	04/01/45	53	49,185
3.000%	06/01/45	11	10,469
3.000%	06/01/45	78	71,912
3.000%	07/01/45	49	45,639
3.000%	02/01/47	684	628,922
3.000%	02/01/48	8	6,978
3.000%	09/01/49	582	535,082
3.000%	11/01/49	590	540,890
3.000%	02/01/50	227	207,020
3.000%	06/01/50	251	230,031
3.000%	08/01/50	1,072	982,379
3.000%	01/01/52	1,382	1,253,486
3.500%	06/01/33	30	29,535
3.500%	02/01/34	66	65,352
3.500%	03/01/42	1	1,213
3.500%	04/01/42	9	8,980
3.500%	04/01/42	96	91,990
3.500%	08/01/42	13	12,862
3.500%	08/01/42	18	16,956
3.500%	08/01/42	96	92,008
3.500%	09/01/42	1	1,303
3.500%	09/01/42	23	21,837
3.500%	09/01/42	134	127,473
3.500%	10/01/42	3	3,306
3.500%	10/01/42	35	33,466
3.500%	11/01/42	16	14,949
3.500%	12/01/42	213	203,659
3.500%	01/01/43	166	159,039
3.500%	04/01/43	5	4,341

A14

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/01/43	20	$19,316
3.500%	04/01/43	134	128,230
3.500%	05/01/43	372	355,628
3.500%	07/01/43	25	23,924
3.500%	10/01/43	43	41,203
3.500%	01/01/44	218	208,527
3.500%	03/01/44	265	252,532
3.500%	03/01/45	109	103,614
3.500%	05/01/45	125	118,003
3.500%	06/01/45	24	22,391
3.500%	06/01/45	154	145,849
3.500%	03/01/46	99	94,114
3.500%	12/01/46	1,244	1,173,603
3.500%	01/01/48	2,334	2,204,967
3.500%	03/01/48	906	854,976
3.500%	10/01/49	50	47,369
3.500%	12/01/49	119	111,960
3.500%	01/01/50	939	886,026
3.500%	02/01/50	2,520	2,397,945
4.000%	06/01/33	71	70,584
4.000%	10/01/34	30	30,008
4.000%	08/01/37	1,354	1,355,810
4.000%	05/01/38	168	166,512
4.000%	09/01/40	1	690
4.000%	10/01/40	2	1,726
4.000%	10/01/40	4	3,533
4.000%	10/01/40	11	10,770
4.000%	11/01/40	4	4,446
4.000%	12/01/40	2	1,560
4.000%	12/01/40	113	111,692
4.000%	12/01/40	249	244,427
4.000%	12/01/40	335	331,875
4.000%	02/01/41	12	11,593
4.000%	02/01/41	68	67,617
4.000%	04/01/41	429	424,159
4.000%	10/01/41	25	25,203
4.000%	10/01/41	78	77,007
4.000%	12/01/41	53	52,465
4.000%	02/01/42	185	182,629
4.000%	03/01/42	5	4,804
4.000%	04/01/42	2	2,005
4.000%	04/01/42	7	6,457
4.000%	04/01/42	21	20,417
4.000%	04/01/42	46	45,763
4.000%	06/01/42	7	7,290
4.000%	07/01/42	414	407,833
4.000%	09/01/42	30	29,293
4.000%	11/01/42	191	188,777
4.000%	05/01/43	28	27,408
4.000%	09/01/43	125	124,084
4.000%	02/01/45	63	61,503
4.000%	05/01/45	22	21,871
4.000%	11/01/45	41	39,735
4.000%	01/01/46	1,358	1,339,527
4.000%	04/01/46	3	3,325
4.000%	04/01/46	7	7,216
4.000%	04/01/46	147	143,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/47	2	$2,336
4.000%	04/01/48	4	4,176
4.000%	06/01/48	109	106,344
4.000%	01/01/50	39	37,648
4.000%	02/01/50	2,094	2,044,015
4.500%	09/01/37	136	136,634
4.500%	05/01/39	33	33,515
4.500%	05/01/39	35	35,111
4.500%	06/01/39	21	21,469
4.500%	08/01/39	145	147,319
4.500%	09/01/39	10	10,346
4.500%	10/01/39	4	3,968
4.500%	10/01/39	10	9,923
4.500%	10/01/39	58	58,752
4.500%	10/01/39	198	200,212
4.500%	10/01/39	443	448,675
4.500%	12/01/39	14	14,167
4.500%	03/01/40	28	28,627
4.500%	05/01/40	19	19,341
4.500%	08/01/40	32	31,920
4.500%	08/01/40	48	49,035
4.500%	10/01/40	37	37,436
4.500%	11/01/40	28	28,489
4.500%	01/01/41	48	48,725
4.500%	02/01/41	6	6,097
4.500%	02/01/41	8	7,899
4.500%	02/01/41	8	8,345
4.500%	02/01/41	17	17,114
4.500%	03/01/41	40	40,840
4.500%	04/01/41	63	63,822
4.500%	04/01/41	114	114,994
4.500%	10/01/41	350	354,706
4.500%	01/01/42	17	17,699
4.500%	05/01/42	18	18,704
4.500%	03/01/44	6	5,463
4.500%	03/01/44	13	13,083
4.500%	03/01/44	15	15,277
4.500%	12/01/48	320	319,046
4.500%	05/01/50	133	131,853
4.500%	11/01/52	815	801,762
4.500%	12/01/52	203	200,076
5.000%	07/01/33	—(r)	202
5.000%	11/01/33	1	1,214
5.000%	11/01/33	1	1,429
5.000%	11/01/33	2	2,198
5.000%	11/01/33	3	2,757
5.000%	07/01/35	413	423,642
5.000%	11/01/35	62	63,775
5.000%	12/01/35	1	692
5.000%	09/01/39	2	2,175
5.000%	04/01/40	3	3,443
5.000%	04/01/40	29	29,959
5.000%	06/01/40	29	30,238
5.000%	07/01/40	3	2,574
5.000%	07/01/40	20	20,815
5.000%	08/01/40	11	11,649
5.000%	08/01/40	35	36,220

A15

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	08/01/40	104	$107,685
5.000%	06/01/41	55	56,798
5.000%	07/01/41	3	3,444
5.000%	07/01/41	5	5,381
5.000%	07/01/41	15	15,794
5.000%	07/01/41	21	21,349
5.000%	11/01/52	2,210	2,212,389
5.000%	05/01/53	527	527,450
5.000%	04/01/54	2,357	2,361,440
5.000%	07/01/54	920	919,569
5.500%	03/01/34	13	13,700
5.500%	07/01/35	8	8,657
5.500%	06/01/36	15	15,949
5.500%	01/01/38	254	262,247
5.500%	06/01/41	95	98,062
5.500%	08/01/53	4,698	4,769,249
5.500%	02/01/54	1,333	1,357,546
5.500%	05/01/54	2,026	2,057,657
5.500%	09/01/54	1,235	1,254,718
6.000%	10/01/32	—(r)	52
6.000%	03/01/33	3	2,686
6.000%	12/01/33	6	6,454
6.000%	12/01/33	70	73,340
6.000%	06/01/37	—(r)	521
6.000%	01/01/38	3	3,258
6.000%	07/01/38	2	2,103
6.000%	08/01/38	4	4,004
6.500%	08/01/36	5	5,085
6.500%	09/01/39	12	12,804
6.500%	01/01/54	367	379,205
7.000%	06/01/32	—(r)	474
7.000%	06/01/32	1	634
7.000%	06/01/54	772	806,930
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.381%, Floor 1.625%)
6.847%(c)	04/01/37	14	13,781
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.029%, Floor 1.733%)
6.108%(c)	02/01/37	6	5,608
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.074%, Floor 1.750%)
6.125%(c)	02/01/35	1	1,470
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.252%, Floor 1.750%)
7.568%(c)	07/01/41	73	75,510
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.418%, Floor 1.750%)
6.000%(c)	12/01/40	39	40,147
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
6.035%(c)	02/01/37	—(r)	207
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.832% (Cap 10.039%, Floor 1.832%)
6.081%(c)	03/01/36	2	1,637
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
6.091%(c)	01/01/37	3	2,689
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.916% (Cap 10.572%, Floor 1.916%)
6.291%(c)	02/01/37	1	$1,330
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.922% (Cap 7.734%, Floor 1.922%)
7.154%(c)	10/01/42	10	10,338
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.944% (Cap 11.011%, Floor 1.944%)
6.205%(c)	12/01/36	1	524
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.276%(c)	11/01/36	2	2,149
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
6.558%(c)	02/01/37	2	2,018
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.650%(c)	10/01/36	—(r)	304
Federal National Mortgage Assoc.
1.500%	04/01/37	2,757	2,461,415
1.500%	05/01/37	1,323	1,180,621
1.500%	01/01/42	2,948	2,477,166
2.000%	07/01/28	3	3,369
2.000%	05/01/36	350	319,677
2.000%	09/01/36	1,319	1,219,220
2.000%	09/01/36	1,349	1,237,731
2.000%	03/01/37	4,387	4,013,032
2.000%	04/01/37	7,688	7,040,291
2.000%	05/01/37	764	698,626
2.000%	06/01/37	73	66,548
2.000%	08/01/37	955	873,709
2.000%	03/01/38	2,249	2,059,619
2.000%	03/01/42	759	659,532
2.000%	04/01/42	4,704	4,089,088
2.000%	08/01/42	199	171,266
2.000%	07/01/50	119	99,415
2.000%	10/01/50	169	142,389
2.000%	10/01/50	1,314	1,094,951
2.000%	11/01/50	100	83,315
2.000%	12/01/50	11,009	9,176,240
2.000%	01/01/51	3,491	2,908,483
2.000%	02/01/51	7,741	6,428,673
2.000%	03/01/51	2,982	2,470,306
2.000%	04/01/51	2,838	2,359,387
2.000%	05/01/51	48	40,584
2.000%	05/01/51	8,127	6,756,647
2.000%	07/01/51	25	21,251
2.000%	07/01/51	48	40,340
2.000%	07/01/51	53	44,280
2.000%	08/01/51	3,119	2,584,965
2.000%	12/01/51	7,871	6,586,253
2.000%	01/01/52	1,337	1,110,502
2.000%	02/01/52	2,072	1,728,337
2.000%	02/01/52	2,617	2,189,915
2.000%	02/01/52	2,744	2,308,670
2.000%	02/01/52	5,282	4,373,536
2.000%	02/01/52	5,843	4,849,237

A16

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/52	1,228	$1,031,737
2.000%	03/01/52	12,111	10,029,439
2.000%	04/01/52	330	273,505
2.000%	04/01/52	1,591	1,317,285
2.500%	11/01/29	6	5,699
2.500%	05/01/30	10	9,621
2.500%	01/01/31	50	48,001
2.500%	11/01/34	1,719	1,653,897
2.500%	11/01/36	1,723	1,626,587
2.500%	02/01/37	2,475	2,324,321
2.500%	03/01/37	987	925,437
2.500%	04/01/37	762	708,289
2.500%	10/01/37	91	84,423
2.500%	07/01/50	165	143,904
2.500%	07/01/50	1,515	1,329,365
2.500%	09/01/50	1,065	935,585
2.500%	09/01/50	6,277	5,535,498
2.500%	01/01/51	585	511,468
2.500%	02/01/51	600	523,922
2.500%	05/01/51	236	205,252
2.500%	05/01/51	291	254,849
2.500%	05/01/51	383	335,323
2.500%	05/01/51	3,968	3,448,078
2.500%	06/01/51	576	503,891
2.500%	06/01/51	965	851,562
2.500%	06/01/51	3,644	3,170,224
2.500%	07/01/51	560	486,629
2.500%	08/01/51	176	153,017
2.500%	08/01/51	203	175,359
2.500%	08/01/51	489	426,805
2.500%	08/01/51	2,300	2,006,132
2.500%	08/01/51	5,745	5,021,758
2.500%	10/01/51	4,067	3,565,445
2.500%	10/01/51	4,887	4,290,326
2.500%	11/01/51	171	149,840
2.500%	01/01/52	645	558,760
2.500%	01/01/52	7,082	6,171,600
2.500%	02/01/52	210	183,207
2.500%	02/01/52	1,247	1,078,575
2.500%	03/01/52	167	145,303
2.500%	03/01/52	432	379,301
2.500%	03/01/52	5,330	4,636,919
2.500%	06/01/52	1,596	1,380,385
3.000%	01/01/27	35	34,779
3.000%	08/01/27	4	3,557
3.000%	08/01/27	4	3,678
3.000%	10/01/27	11	10,382
3.000%	11/01/27	3	3,185
3.000%	12/01/27	2	1,527
3.000%	12/01/27	6	6,294
3.000%	01/01/28	6	5,797
3.000%	02/01/28	5	4,826
3.000%	03/01/28	6	5,858
3.000%	04/01/28	5	5,061
3.000%	05/01/28	7	6,708
3.000%	06/01/28	6	6,206
3.000%	06/01/28	37	35,966
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/28	7	$6,784
3.000%	08/01/28	7	7,123
3.000%	09/01/28	8	8,032
3.000%	10/01/28	5	4,973
3.000%	11/01/28	133	130,369
3.000%	01/01/29	6	5,721
3.000%	02/01/29	141	138,051
3.000%	03/01/29	10	9,840
3.000%	03/01/30	23	22,283
3.000%	12/01/32	67	65,267
3.000%	03/01/33	25	24,253
3.000%	09/01/33	5	4,954
3.000%	12/01/34	29	28,161
3.000%	12/01/34	98	94,583
3.000%	01/01/35	24	23,315
3.000%	01/01/35	162	156,332
3.000%	05/01/35	1,716	1,654,166
3.000%	06/01/35	346	335,000
3.000%	11/01/36	13	12,514
3.000%	11/01/36	54	51,542
3.000%	12/01/36	16	15,072
3.000%	04/01/37	1,042	1,014,038
3.000%	01/01/40	2,110	1,988,192
3.000%	02/01/40	313	295,293
3.000%	04/01/40	127	120,204
3.000%	04/01/40	3,541	3,333,593
3.000%	09/01/42	176	163,111
3.000%	10/01/42	141	131,036
3.000%	10/01/42	389	360,949
3.000%	11/01/42	87	81,153
3.000%	11/01/42	90	83,811
3.000%	01/01/43	17	15,618
3.000%	01/01/43	82	76,244
3.000%	02/01/43	3	2,838
3.000%	02/01/43	4	4,076
3.000%	02/01/43	9	8,406
3.000%	02/01/43	16	15,265
3.000%	02/01/43	20	18,370
3.000%	02/01/43	65	60,658
3.000%	02/01/43	121	112,627
3.000%	03/01/43	99	91,876
3.000%	04/01/43	5	4,459
3.000%	04/01/43	1,679	1,556,750
3.000%	05/01/43	1	671
3.000%	05/01/43	8	7,702
3.000%	05/01/43	12	11,583
3.000%	05/01/43	23	21,092
3.000%	05/01/43	37	34,106
3.000%	05/01/43	63	58,761
3.000%	05/01/43	262	242,689
3.000%	07/01/43	78	72,080
3.000%	08/01/43	28	26,138
3.000%	08/01/43	233	214,772
3.000%	09/01/43	384	355,619
3.000%	02/01/44	32	30,087
3.000%	12/01/44	1	1,094
3.000%	05/01/45	77	71,501

A17

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/45	191	$176,548
3.000%	05/01/46	1,941	1,775,955
3.000%	06/01/46	385	356,581
3.000%	08/01/46	168	153,904
3.000%	09/01/46	20	18,143
3.000%	10/01/46	88	80,692
3.000%	11/01/46	64	58,755
3.000%	11/01/46	70	64,508
3.000%	11/01/46	88	80,891
3.000%	11/01/46	236	217,279
3.000%	11/01/46	347	318,884
3.000%	11/01/46	648	595,968
3.000%	11/01/46	2,355	2,183,696
3.000%	11/01/46	3,127	2,863,305
3.000%	12/01/46	45	41,059
3.000%	12/01/46	72	66,167
3.000%	12/01/46	73	67,232
3.000%	12/01/46	74	68,513
3.000%	01/01/47	51	46,522
3.000%	01/01/47	1,823	1,665,573
3.000%	02/01/47	104	96,075
3.000%	06/01/47	656	605,317
3.000%	03/01/48	11	10,330
3.000%	08/01/49	591	543,504
3.000%	11/01/49	142	129,991
3.000%	02/01/50	140	128,094
3.000%	02/01/50	246	224,507
3.000%	03/01/50	636	582,812
3.000%	05/01/50	26	23,564
3.000%	05/01/50	9,506	8,686,042
3.000%	07/01/50	130	117,722
3.000%	07/01/50	232	211,542
3.000%	08/01/50	414	376,233
3.000%	08/01/50	685	624,274
3.000%	09/01/50	28	25,740
3.000%	10/01/50	1,316	1,200,777
3.000%	10/01/51	56	51,351
3.000%	04/01/52	2,775	2,514,594
3.500%	07/01/30	16	15,348
3.500%	08/01/30	84	83,294
3.500%	07/01/32	268	262,921
3.500%	08/01/32	74	73,495
3.500%	01/01/34	3	3,405
3.500%	01/01/34	6	6,310
3.500%	01/01/34	14	13,240
3.500%	01/01/34	21	20,698
3.500%	05/01/34	496	490,125
3.500%	07/01/34	22	22,223
3.500%	07/01/34	70	69,533
3.500%	08/01/34	89	87,649
3.500%	02/01/35	68	66,011
3.500%	09/01/37	50	48,126
3.500%	06/01/38	20	19,652
3.500%	10/01/41	5	5,205
3.500%	12/01/41	43	41,194
3.500%	06/01/42	72	68,896
3.500%	06/01/42	152	144,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/42	20	$19,326
3.500%	07/01/42	85	80,958
3.500%	08/01/42	190	180,739
3.500%	09/01/42	333	316,944
3.500%	10/01/42	303	288,232
3.500%	11/01/42	49	47,151
3.500%	01/01/43	52	49,945
3.500%	01/01/43	359	342,302
3.500%	04/01/43	39	37,219
3.500%	05/01/43	497	474,887
3.500%	06/01/43	10	9,446
3.500%	06/01/43	207	197,976
3.500%	06/01/43	209	199,808
3.500%	07/01/43	25	23,513
3.500%	07/01/43	64	60,710
3.500%	07/01/43	77	73,968
3.500%	07/01/43	124	118,368
3.500%	07/01/43	295	281,891
3.500%	08/01/43	57	54,000
3.500%	08/01/43	58	54,934
3.500%	08/01/43	63	60,331
3.500%	09/01/43	28	26,643
3.500%	03/01/44	332	318,257
3.500%	07/01/44	34	32,079
3.500%	04/01/45	—(r)	356
3.500%	04/01/45	11	9,948
3.500%	04/01/45	44	41,403
3.500%	05/01/45	30	28,759
3.500%	07/01/45	59	56,060
3.500%	09/01/45	60	56,915
3.500%	11/01/45	12	11,415
3.500%	11/01/45	36	34,027
3.500%	12/01/45	107	102,012
3.500%	12/01/45	833	790,285
3.500%	12/01/45	3,304	3,117,781
3.500%	01/01/46	22	21,177
3.500%	01/01/46	334	317,860
3.500%	05/01/46	113	107,191
3.500%	06/01/46	388	370,617
3.500%	02/01/47	12	11,005
3.500%	02/01/47	1,908	1,822,131
3.500%	08/01/47	52	49,325
3.500%	09/01/47	25	23,502
3.500%	10/01/47	107	101,307
3.500%	11/01/47	30	28,442
3.500%	12/01/47	4	3,350
3.500%	01/01/48	140	133,535
3.500%	02/01/48	19	18,033
3.500%	02/01/48	613	578,389
3.500%	12/01/48	1,192	1,124,767
3.500%	06/01/49	585	551,872
3.500%	06/01/49	2,503	2,362,282
3.500%	10/01/49	102	97,105
3.500%	05/01/50	150	141,900
3.500%	07/01/50	1,248	1,180,840
3.500%	08/01/50	153	144,841
4.000%	11/01/31	17	17,383

A18

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/35	701	$704,881
4.000%	11/01/40	33	32,424
4.000%	11/01/40	239	236,093
4.000%	12/01/40	300	292,287
4.000%	01/01/41	36	35,145
4.000%	01/01/41	197	194,372
4.000%	02/01/41	11	11,197
4.000%	02/01/41	21	21,165
4.000%	02/01/41	29	28,976
4.000%	02/01/41	46	45,164
4.000%	02/01/41	121	119,657
4.000%	02/01/41	409	404,768
4.000%	03/01/41	321	317,583
4.000%	04/01/41	106	104,375
4.000%	10/01/41	129	127,469
4.000%	11/01/41	109	107,473
4.000%	01/01/42	9	9,385
4.000%	01/01/42	146	144,358
4.000%	01/01/42	148	146,236
4.000%	02/01/42	16	15,662
4.000%	02/01/42	110	108,244
4.000%	02/01/42	164	162,174
4.000%	08/01/42	413	409,953
4.000%	01/01/43	8	7,472
4.000%	10/01/43	69	67,948
4.000%	03/01/44	103	101,222
4.000%	05/01/45	78	76,025
4.000%	06/01/45	140	134,900
4.000%	07/01/45	42	41,411
4.000%	09/01/45	73	70,865
4.000%	09/01/45	1,408	1,392,212
4.000%	10/01/45	41	39,966
4.000%	10/01/45	4,429	4,377,338
4.000%	11/01/45	4	4,167
4.000%	12/01/45	72	69,471
4.000%	01/01/46	28	27,106
4.000%	03/01/46	10	9,417
4.000%	03/01/46	248	244,843
4.000%	03/01/46	267	263,645
4.000%	07/01/46	29	27,867
4.000%	09/01/46	65	63,094
4.000%	12/01/46	4	3,952
4.000%	02/01/47	1,571	1,534,322
4.000%	10/01/47	49	47,683
4.000%	12/01/47	54	52,343
4.000%	10/01/48	974	955,675
4.000%	12/01/49	280	271,965
4.000%	10/01/51	800	775,292
4.000%	08/01/52	2,082	2,001,400
4.000%	09/01/52	1,073	1,030,420
4.000%	11/01/52	154	147,792
4.000%	12/01/52	853	819,234
4.500%	09/01/35	9	8,818
4.500%	03/01/39	68	69,079
4.500%	06/01/39	35	35,694
4.500%	08/01/39	97	97,845
4.500%	09/01/39	116	117,415
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/39	32	$32,379
4.500%	12/01/39	167	168,628
4.500%	12/01/39	404	408,517
4.500%	03/01/40	4	3,864
4.500%	04/01/40	254	257,211
4.500%	07/01/40	29	28,983
4.500%	08/01/40	21	20,752
4.500%	09/01/40	297	300,721
4.500%	10/01/40	11	11,608
4.500%	11/01/40	433	438,418
4.500%	12/01/40	31	31,339
4.500%	12/01/40	50	50,316
4.500%	12/01/40	215	217,791
4.500%	02/01/41	48	48,479
4.500%	02/01/41	50	50,171
4.500%	02/01/41	70	71,074
4.500%	02/01/41	132	133,841
4.500%	04/01/41	436	440,762
4.500%	05/01/41	5	5,044
4.500%	05/01/41	10	10,618
4.500%	05/01/41	405	409,734
4.500%	06/01/41	31	30,974
4.500%	06/01/41	34	34,817
4.500%	08/01/41	6	6,131
4.500%	10/01/41	5	5,350
4.500%	10/01/41	9	8,997
4.500%	11/01/41	6	6,514
4.500%	11/01/41	126	127,150
4.500%	04/01/42	55	55,221
4.500%	08/01/42	13	13,366
4.500%	09/01/42	10	10,009
4.500%	09/01/42	19	19,659
4.500%	10/01/42	77	78,238
4.500%	09/01/43	22	22,170
4.500%	11/01/43	17	16,937
4.500%	01/01/44	13	12,785
4.500%	01/01/44	35	34,747
4.500%	04/01/44	20	20,283
4.500%	06/01/44	23	23,369
4.500%	10/01/44	69	68,825
4.500%	02/01/45	17	16,539
4.500%	02/01/45	36	35,713
4.500%	10/01/45	42	42,452
4.500%	02/01/46	61	61,210
4.500%	03/01/46	13	12,716
4.500%	03/01/46	59	60,170
4.500%	06/01/46	8	7,565
4.500%	07/01/46	44	43,702
4.500%	11/01/46	25	25,006
4.500%	12/01/46	49	49,181
4.500%	01/01/47	9	8,732
4.500%	01/01/47	14	13,797
4.500%	02/01/47	24	24,224
4.500%	05/01/47	88	88,716
4.500%	11/01/47	691	690,189
4.500%	08/01/48	148	147,436
4.500%	12/01/48	512	509,675

A19

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/01/49	2,507	$2,512,622
4.500%	11/01/49	5	4,588
4.500%	01/01/50	123	122,225
4.500%	05/01/50	104	103,253
4.500%	07/01/52	3,951	3,888,556
4.500%	10/01/52	544	534,874
4.500%	01/01/53	2,473	2,434,460
5.000%	TBA	29,365	29,345,500
5.000%	09/01/25	—(r)	90
5.000%	10/01/33	5	4,660
5.000%	11/01/33	1	1,125
5.000%	11/01/33	1	1,204
5.000%	04/01/34	3	2,803
5.000%	07/01/34	3	3,100
5.000%	10/01/34	2	1,679
5.000%	03/01/35	127	129,870
5.000%	04/01/35	15	14,917
5.000%	04/01/35	142	145,248
5.000%	05/01/35	16	16,675
5.000%	06/01/35	4	4,539
5.000%	06/01/35	8	8,236
5.000%	06/01/35	17	17,456
5.000%	07/01/35	1	986
5.000%	07/01/35	3	3,187
5.000%	07/01/35	4	4,274
5.000%	09/01/35	11	10,848
5.000%	10/01/35	27	27,407
5.000%	10/01/35	110	113,286
5.000%	10/01/35	232	237,595
5.000%	03/01/36	41	42,147
5.000%	12/01/36	4	3,853
5.000%	12/01/36	140	143,863
5.000%	07/01/37	3	2,679
5.000%	07/01/37	384	393,266
5.000%	02/01/38	14	14,827
5.000%	05/01/38	99	101,279
5.000%	06/01/39	12	12,417
5.000%	06/01/39	57	58,593
5.000%	06/01/40	47	48,006
5.000%	06/01/40	63	64,740
5.000%	08/01/40	93	95,300
5.000%	04/01/41	190	195,351
5.000%	06/01/41	11	11,574
5.000%	06/01/41	29	29,559
5.000%	07/01/41	71	72,468
5.000%	08/01/41	5	5,376
5.000%	09/01/41	84	86,190
5.000%	01/01/42	104	107,291
5.000%	02/01/42	42	43,247
5.000%	05/01/42	66	67,598
5.000%	07/01/42	142	145,840
5.000%	11/01/44	183	188,612
5.000%	07/01/45	494	509,043
5.000%	12/01/47	925	948,704
5.000%	02/01/49	538	555,454
5.000%	08/01/52	936	938,375
5.000%	10/01/52	49	49,351
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	05/01/53	1,059	$1,059,838
5.000%	07/01/53	744	744,209
5.000%	07/01/53	1,085	1,084,894
5.000%	07/01/53	2,414	2,414,017
5.000%	09/01/53	1,429	1,431,559
5.000%	11/01/53	1,242	1,241,717
5.288%	08/01/41	44	44,399
5.500%	TBA	420	424,863
5.500%	04/01/34	2	2,574
5.500%	09/01/34	54	55,826
5.500%	11/01/34	4	4,311
5.500%	12/01/34	14	14,191
5.500%	02/01/35	6	5,904
5.500%	04/01/35	10	10,164
5.500%	11/01/35	10	10,707
5.500%	11/01/35	52	53,371
5.500%	12/01/35	14	14,208
5.500%	12/01/35	66	68,543
5.500%	01/01/36	2	1,967
5.500%	01/01/36	16	16,464
5.500%	03/01/36	2	2,478
5.500%	03/01/36	3	3,114
5.500%	05/01/36	65	66,998
5.500%	05/01/36	134	138,544
5.500%	07/01/36	299	309,182
5.500%	11/01/36	1	1,251
5.500%	08/01/37	3	3,428
5.500%	08/01/37	14	14,828
5.500%	08/01/37	21	21,362
5.500%	08/01/37	81	83,679
5.500%	08/01/37	141	146,541
5.500%	08/01/37	151	155,888
5.500%	09/01/37	57	58,497
5.500%	02/01/38	20	20,770
5.500%	02/01/38	134	138,966
5.500%	09/01/38	77	80,147
5.500%	04/01/39	43	44,116
5.500%	05/01/39	44	45,333
5.500%	03/01/40	82	84,605
5.500%	09/01/41	1	541
5.500%	09/01/41	131	134,474
5.500%	11/01/52	3,287	3,347,898
5.500%	03/01/53	1,210	1,224,258
5.500%	08/01/53	5,132	5,192,467
5.500%	02/01/54	916	931,832
5.500%	05/01/54	1,049	1,065,484
6.000%	11/01/32	3	3,305
6.000%	03/01/33	3	3,250
6.000%	04/01/33	3	3,357
6.000%	02/01/34	75	78,781
6.000%	08/01/34	3	2,711
6.000%	11/01/34	2	2,161
6.000%	11/01/34	141	146,603
6.000%	04/01/35	3	2,898
6.000%	04/01/35	3	3,068
6.000%	11/01/35	25	25,689
6.000%	12/01/35	5	4,984

A20

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	02/01/36	183	$191,988
6.000%	04/01/36	—(r)	17
6.000%	05/01/36	42	44,599
6.000%	05/01/36	52	54,668
6.000%	06/01/36	6	5,924
6.000%	09/01/36	5	5,370
6.000%	09/01/36	367	382,163
6.000%	11/01/36	12	12,189
6.000%	12/01/36	2	2,253
6.000%	01/01/37	—(r)	23
6.000%	01/01/37	5	4,848
6.000%	02/01/37	4	4,049
6.000%	02/01/37	48	50,923
6.000%	03/01/37	20	21,512
6.000%	03/01/37	121	127,156
6.000%	03/01/37	306	322,170
6.000%	05/01/37	—(r)	95
6.000%	05/01/37	2	2,533
6.000%	06/01/37	6	6,289
6.000%	08/01/37	42	43,405
6.000%	08/01/37	233	243,472
6.000%	10/01/37	5	4,809
6.000%	02/01/38	14	14,804
6.000%	03/01/38	189	198,776
6.000%	04/01/38	7	7,472
6.000%	05/01/38	44	46,659
6.000%	08/01/38	6	6,563
6.000%	09/01/38	8	8,339
6.000%	10/01/38	38	40,520
6.000%	12/01/38	2	1,965
6.000%	04/01/39	3	2,721
6.000%	06/01/39	48	50,813
6.000%	09/01/39	222	233,493
6.000%	10/01/39	60	62,748
6.000%	01/01/40	2	2,435
6.000%	02/01/40	28	29,467
6.000%	10/01/40	51	53,726
6.000%	07/01/41	40	41,696
6.000%	12/01/52	1,191	1,221,375
6.000%	01/01/53	2,797	2,905,427
6.000%	02/01/53	3,034	3,150,185
6.000%	05/01/53	1,410	1,463,148
6.000%	09/01/53	1,214	1,247,847
6.000%	01/01/54	9,661	9,873,527
6.000%	08/01/54	2,932	3,014,237
6.500%	TBA	6,080	6,267,830
6.500%	07/01/32	2	1,649
6.500%	07/01/32	12	13,087
6.500%	07/01/32	21	22,329
6.500%	12/01/32	2	2,273
6.500%	12/01/32	5	5,460
6.500%	07/01/35	6	6,310
6.500%	12/01/35	53	55,614
6.500%	07/01/36	1	1,025
6.500%	07/01/36	211	219,737
6.500%	08/01/36	8	8,795
6.500%	08/01/36	35	37,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	08/01/36	45	$47,096
6.500%	09/01/36	23	23,703
6.500%	09/01/36	95	98,310
6.500%	10/01/36	3	2,666
6.500%	10/01/36	47	49,368
6.500%	11/01/36	2	2,370
6.500%	11/01/36	4	4,292
6.500%	12/01/36	1	1,239
6.500%	10/01/37	2	1,753
6.500%	10/01/37	39	41,524
6.500%	10/01/37	153	161,890
6.500%	08/01/38	15	16,029
6.500%	06/01/39	12	12,381
6.500%	10/01/39	60	62,873
6.500%	05/01/40	54	55,969
6.500%	05/01/40	61	64,222
6.500%	10/01/53	806	835,696
6.500%	11/01/53	3,139	3,250,040
6.500%	01/01/54	627	649,555
6.729%	02/01/39	15	15,474
7.000%	01/01/31	—(r)	47
7.000%	04/01/32	—(r)	44
7.000%	04/01/37	15	15,331
7.000%	03/01/54	756	790,005
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1	1,486
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.887%, Floor 1.553%)
6.911%(c)	07/01/35	1	1,021
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
6.331%(c)	12/01/35	4	4,062
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.529%(c)	08/01/37	1	887
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
5.950%(c)	11/01/37	8	8,044
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.701%, Floor 1.800%)
6.050%(c)	01/01/42	32	32,726
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.807% (Cap 8.522%, Floor 1.807%)
6.667%(c)	12/01/40	55	57,177
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.595%, Floor 1.818%)
6.297%(c)	02/01/42	7	7,195
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.870% (Cap 11.071%, Floor 1.870%)
7.811%(c)	08/01/36	2	2,494
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
6.142%(c)	12/01/35	1	1,343
Government National Mortgage Assoc.
1.500%	12/20/36	282	253,277
1.500%	01/20/37	379	340,898

A21

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	05/20/37	657	$591,054
2.000%	01/20/51	8,241	6,992,913
2.000%	02/20/51	1,964	1,666,004
2.000%	03/20/51	2,360	2,001,752
2.000%	07/20/51	4,462	3,783,038
2.000%	08/20/51	5,261	4,461,419
2.000%	01/20/52	2,826	2,396,917
2.000%	03/20/52	1,158	982,566
2.500%	08/20/50	1,362	1,204,123
2.500%	08/20/51	1,455	1,282,225
2.500%	09/20/51	3,913	3,447,724
2.500%	10/20/51	14,307	12,607,251
2.500%	11/20/51	3,158	2,782,795
2.500%	12/20/51	2,910	2,564,172
2.500%	03/20/52	3,022	2,663,094
3.000%	10/15/42	15	13,957
3.000%	12/15/42	5	4,512
3.000%	05/15/43	13	12,286
3.000%	06/15/43	2	1,422
3.000%	07/15/43	30	28,084
3.000%	08/20/43	349	324,062
3.000%	09/20/43	332	308,480
3.000%	01/20/44	35	32,893
3.000%	02/20/44	118	109,762
3.000%	05/20/45	2,011	1,866,757
3.000%	10/20/45	130	120,824
3.000%	05/20/46	55	50,005
3.000%	05/20/46	115	104,647
3.000%	05/20/46	329	303,408
3.000%	06/20/46	82	75,653
3.000%	06/20/46	277	252,924
3.000%	07/20/46	74	67,214
3.000%	07/20/46	106	96,465
3.000%	07/20/46	160	148,011
3.000%	07/20/46	163	147,812
3.000%	07/20/46	336	305,243
3.000%	07/20/46	346	315,931
3.000%	08/20/46	97	87,826
3.000%	08/20/46	152	138,405
3.000%	08/20/46	158	143,785
3.000%	09/20/46	73	66,359
3.000%	09/20/46	83	75,727
3.000%	09/20/46	90	82,996
3.000%	10/20/46	2,812	2,588,794
3.000%	11/20/46	725	669,162
3.000%	08/20/49	217	196,920
3.000%	10/20/49	487	436,375
3.000%	12/20/49	6	5,829
3.000%	01/20/50	11	9,748
3.000%	04/20/50	120	109,482
3.000%	05/20/50	971	879,110
3.000%	07/20/50	136	124,099
3.000%	07/20/50	226	202,810
3.000%	06/20/51	816	744,626
3.000%	07/20/51	1,761	1,606,630
3.000%	10/20/51	3,758	3,428,717
3.000%	06/20/52	2,026	1,847,685
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/15/42	4	$3,733
3.500%	03/20/42	9	9,026
3.500%	05/20/42	14	13,464
3.500%	06/20/42	161	154,391
3.500%	08/20/42	270	258,964
3.500%	11/20/42	6	5,415
3.500%	12/20/42	141	135,041
3.500%	01/20/43	28	26,938
3.500%	02/20/43	9	9,027
3.500%	03/20/43	343	323,456
3.500%	03/20/43	1,623	1,555,654
3.500%	04/20/43	45	43,436
3.500%	05/20/43	179	171,849
3.500%	08/20/43	10	9,824
3.500%	09/20/43	36	34,653
3.500%	10/15/43	12	11,259
3.500%	11/15/43	457	439,352
3.500%	03/20/44	1	1,266
3.500%	10/20/44	53	50,315
3.500%	02/15/45	62	59,738
3.500%	02/20/45	180	171,229
3.500%	07/20/45	102	97,406
3.500%	10/20/45	6	5,886
3.500%	02/20/46	20	19,037
3.500%	03/20/46	774	738,095
3.500%	04/20/46	11	10,021
3.500%	05/20/46	3	2,494
3.500%	05/20/46	3	3,234
3.500%	05/20/46	5	4,988
3.500%	05/20/46	5	5,045
3.500%	05/20/46	7	6,740
3.500%	05/20/46	10	9,912
3.500%	06/20/46	6	5,619
3.500%	06/20/46	7	6,518
3.500%	06/20/46	7	6,634
3.500%	06/20/46	8	7,208
3.500%	06/20/46	30	28,335
3.500%	06/20/46	1,935	1,841,245
3.500%	07/20/46	176	167,443
3.500%	07/20/46	562	535,242
3.500%	09/20/46	178	169,790
3.500%	10/20/46	2,060	1,959,309
3.500%	11/20/46	101	95,806
3.500%	04/20/47	1,759	1,667,781
3.500%	07/20/47	56	53,137
3.500%	12/20/47	1,506	1,428,181
3.500%	02/20/48	62	58,609
3.500%	02/20/48	85	80,510
3.500%	12/20/49	1	941
3.500%	12/20/49	3	2,954
3.500%	12/20/49	4	3,748
3.500%	01/20/50	686	649,857
3.500%	03/20/50	1,297	1,232,583
3.500%	04/20/50	174	164,392
3.500%	05/20/50	262	247,553
3.500%	11/20/50	287	271,290
4.000%	09/20/25	2	1,789

A22

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	11/20/25	5	$4,716
4.000%	01/20/26	2	1,762
4.000%	10/20/40	25	24,739
4.000%	02/15/41	3	2,666
4.000%	02/20/41	28	28,067
4.000%	03/15/41	2	2,454
4.000%	03/20/41	112	111,433
4.000%	05/20/41	225	223,574
4.000%	10/15/41	12	11,483
4.000%	10/15/41	46	44,973
4.000%	10/15/41	52	51,012
4.000%	10/20/41	316	313,303
4.000%	11/20/41	44	43,368
4.000%	12/20/41	21	21,111
4.000%	04/20/42	12	11,733
4.000%	09/20/42	21	20,881
4.000%	11/20/42	18	18,170
4.000%	08/20/43	8	8,067
4.000%	01/20/44	39	38,738
4.000%	02/20/44	12	12,257
4.000%	03/20/45	1,234	1,217,371
4.000%	08/20/45	81	80,263
4.000%	09/20/45	874	860,759
4.000%	01/20/46	21	20,545
4.000%	05/20/46	25	24,416
4.000%	01/15/47	8	8,291
4.000%	01/15/47	10	9,776
4.000%	06/20/47	852	832,304
4.000%	09/20/47	803	786,665
4.000%	01/20/48	283	275,092
4.000%	05/20/49	86	83,798
4.000%	10/20/50	1,749	1,708,045
4.000%	10/20/52	4,198	4,058,041
4.500%	TBA	3,065	3,026,271
4.500%	04/20/35	5	5,262
4.500%	05/15/39	3	3,044
4.500%	08/15/39	21	20,755
4.500%	09/15/39	107	108,295
4.500%	09/20/39	1	1,402
4.500%	10/15/39	8	7,966
4.500%	11/15/39	4	3,986
4.500%	11/15/39	6	6,420
4.500%	11/20/39	29	29,879
4.500%	02/15/40	13	12,754
4.500%	02/20/40	258	261,589
4.500%	03/15/40	27	26,918
4.500%	05/20/40	217	220,065
4.500%	06/15/40	1	1,241
4.500%	06/15/40	10	10,023
4.500%	06/15/40	11	11,170
4.500%	06/15/40	38	37,992
4.500%	06/15/40	116	117,261
4.500%	07/15/40	1	1,034
4.500%	07/15/40	3	3,450
4.500%	08/15/40	17	17,376
4.500%	09/15/40	57	57,983
4.500%	09/20/40	122	123,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/15/40	5	$5,268
4.500%	11/20/40	65	65,457
4.500%	01/20/41	13	12,861
4.500%	02/20/41	287	290,517
4.500%	03/15/41	46	46,558
4.500%	03/20/41	323	326,629
4.500%	05/20/41	1	813
4.500%	05/20/41	21	21,321
4.500%	06/20/41	4	3,711
4.500%	07/20/41	40	40,031
4.500%	08/20/41	248	251,218
4.500%	11/20/41	648	655,839
4.500%	02/20/42	1	982
4.500%	05/20/42	6	6,459
4.500%	06/20/43	1	1,212
4.500%	06/20/44	1	1,152
4.500%	10/20/44	1	1,113
4.500%	01/20/45	1	1,014
4.500%	09/15/45	192	193,518
4.500%	01/20/46	144	144,903
4.500%	03/20/46	2	1,716
4.500%	05/20/46	1	1,285
4.500%	07/20/46	55	55,876
4.500%	08/20/46	95	95,462
4.500%	09/20/46	80	79,384
4.500%	01/20/47	208	208,944
4.500%	03/20/47	146	146,616
4.500%	09/20/48	46	45,373
4.500%	09/20/49	363	358,679
4.500%	10/20/52	4,289	4,240,698
4.500%	04/20/53	1,259	1,244,191
5.000%	TBA	4,250	4,256,805
5.000%	01/20/33	1	589
5.000%	05/20/33	4	3,712
5.000%	11/15/33	1	1,523
5.000%	03/20/34	—(r)	412
5.000%	05/15/34	68	68,370
5.000%	12/20/34	3	3,071
5.000%	02/20/35	3	2,631
5.000%	03/20/35	2	2,220
5.000%	06/20/35	—(r)	414
5.000%	08/20/35	2	1,996
5.000%	12/20/35	3	2,734
5.000%	01/20/36	1	810
5.000%	03/20/36	4	3,739
5.000%	04/15/39	3	2,743
5.000%	04/20/39	3	3,090
5.000%	07/20/39	45	46,614
5.000%	08/15/39	3	3,553
5.000%	09/15/39	37	38,233
5.000%	10/15/39	7	7,606
5.000%	10/15/39	25	26,013
5.000%	10/20/39	2	2,338
5.000%	12/15/39	5	4,968
5.000%	01/15/40	4	4,126
5.000%	02/15/40	71	73,476
5.000%	02/15/40	74	75,716

A23

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	04/15/40	34	$34,436
5.000%	05/20/40	191	195,738
5.000%	06/15/40	22	22,688
5.000%	06/15/40	31	32,240
5.000%	06/20/40	137	141,088
5.000%	07/15/40	3	3,087
5.000%	08/15/40	7	7,531
5.000%	08/20/40	105	107,070
5.000%	09/15/40	6	5,592
5.000%	09/15/40	6	6,279
5.000%	09/20/40	68	70,325
5.000%	10/20/40	22	22,480
5.000%	11/20/40	12	12,109
5.000%	03/20/41	142	145,483
5.000%	06/20/41	8	7,717
5.000%	08/20/41	157	161,492
5.000%	08/20/42	1	1,294
5.000%	11/20/42	9	8,765
5.000%	06/20/47	170	172,863
5.000%	07/20/47	29	29,317
5.000%	08/20/47	11	11,160
5.000%	10/20/47	20	20,240
5.000%	11/20/47	105	106,423
5.000%	02/20/48	19	19,019
5.000%	04/20/48	68	69,563
5.000%	05/20/48	6	5,968
5.000%	06/20/48	20	20,226
5.000%	06/20/48	97	98,715
5.000%	09/20/48	663	672,268
5.000%	12/20/48	489	496,028
5.000%	05/20/49	32	32,944
5.000%	06/20/49	785	795,354
5.000%	08/20/52	615	617,928
5.500%	TBA	11,000	11,105,926
5.500%	10/20/32	—(r)	452
5.500%	03/20/34	2	1,581
5.500%	01/20/36	308	320,933
5.500%	08/20/38	4	4,494
5.500%	03/20/48	159	164,702
5.500%	04/20/48	120	124,326
5.500%	05/20/48	109	112,275
5.500%	09/20/48	1	1,340
5.500%	10/20/48	32	33,112
5.500%	11/20/48	161	165,698
5.500%	12/20/48	541	556,171
5.500%	01/20/49	133	136,316
5.500%	03/20/49	175	179,749
5.500%	04/20/49	9	9,655
5.500%	06/20/52	248	250,917
6.000%	12/20/38	477	498,845
6.000%	05/15/40	139	145,345
7.000%	02/20/29	5	5,191
8.500%	06/15/26	—(r)	230

Total U.S. Government Agency Obligations (cost $558,813,153)			573,494,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 32.3%
U.S. Treasury Bonds
1.125%	05/15/40	4,690	$3,098,331
3.375%	08/15/42	13,510	12,194,886
3.875%	02/15/43	14,380	13,876,700
4.000%	11/15/42	40,095	39,462,251
4.250%	02/15/54	33,575	34,225,516
4.250%	08/15/54	3,730	3,809,845
4.375%	08/15/43	13,915	14,310,708
4.500%	02/15/44	61,170	63,827,072
4.750%	11/15/43	27,725	29,917,008
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	02/15/54	9,521	9,912,022
U.S. Treasury Notes
0.625%	08/15/30	4,605	3,880,792
1.250%	08/15/31	2,535	2,165,048
1.375%	11/15/31	5,470	4,685,397
1.500%	01/31/27	18,610	17,737,656
3.625%	08/31/29	5,610	5,627,531
3.875%	08/15/34	11,435	11,517,189
4.000%	07/31/29	24,400	24,865,125
4.000%	10/31/29	9,200	9,371,781
4.125%	06/15/26	5,000	5,033,789
4.125%	08/31/30	50,020	51,333,025
4.375%	05/15/34(k)	86,135	90,226,412
4.500%	07/15/26	33,825	34,294,058
4.625%	09/15/26	63,136	64,270,679
4.625%	10/15/26	59,790	60,925,076
4.625%	09/30/28	56,975	59,187,233

Total U.S. Treasury Obligations (cost $651,687,165)			669,755,130

Total Long-Term Investments (cost $1,996,751,322)			2,059,679,077

	Shares
Short-Term Investments — 6.3%
Affiliated Mutual Funds — 6.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	58,759,305	58,759,305
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $71,955,246; includes $71,650,335 of cash collateral for securities on loan)(b)(wb)	72,009,038	71,980,235

Total Affiliated Mutual Funds (cost $130,714,551)		130,739,540
Options Purchased*~ — 0.0%
(cost $543,213)		496,682

Total Short-Term Investments (cost $131,257,764)		131,236,222

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.6% (cost $2,128,009,086)		2,190,915,299

A24

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Value
Option Written*~ — (0.0)%
(premiums received $50,746)	$(31,741)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.6% (cost $2,127,958,340)	2,190,883,558

Liabilities in excess of other assets(z) — (5.6)%	(115,849,223)

Net Assets — 100.0%	$2,075,034,335

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,174,359; cash collateral of $71,650,335 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $13,837,967)	3.500%	TBA	10/15/24	$(15,030)		$(13,995,447)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 03/28/35	Put	MSI	03/26/25	4.00%	1 Day SOFR(A)/ 4.960%	4.00%(A)	41,600		$224,510
30-Year Interest Rate Swap, 03/17/55	Put	MSI	03/13/25	4.00%	1 Day SOFR(A)/ 4.960%	4.00%(A)	21,000		190,220
A25

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	11/20/24	0.55%	CDX.NA.IG.42.V1(Q)	1.00%(Q)	104,200		$81,952
Total Options Purchased (cost $543,213)									$496,682
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	11/20/24	0.70%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	104,200		$(31,741)
(premiums received $50,746)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
862	3 Month CME SOFR	Mar. 2025	$206,793,800	$381,418
101	2 Year U.S. Treasury Notes	Dec. 2024	21,032,461	50,357
1,112	5 Year U.S. Treasury Notes	Dec. 2024	122,189,685	162,745
161	10 Year U.S. Treasury Notes	Dec. 2024	18,399,281	(90,707)
146	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	19,431,688	(52,175)
				451,638
Short Positions:
862	3 Month CME SOFR	Mar. 2026	209,035,000	(264,975)
861	10 Year U.S. Ultra Treasury Notes	Dec. 2024	101,853,614	52,590
				(212,385)
				$239,253
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/22/24	BNYM	EUR	1,345	$1,489,320	$1,500,422	$11,102	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/22/24	BNYM	EUR	11,108	$12,357,304	$12,391,144	$—	$(33,840)
						$11,102	$(33,840)
A26

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Freeport-McMoRan, Inc.	06/20/29	1.000%(Q)	3,444	0.772%	$(2,817)	$35,053	$37,870
United Mexican States	06/20/29	1.000%(Q)	10,259	1.098%	2,104	(40,194)	(42,298)
					$(713)	$(5,141)	$(4,428)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	16,645	0.528%	$370,232	$377,224	$6,992

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	24,409	$282,692	$631,409	$(348,717)	MSI
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A27

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Inflation swap agreements outstanding at September 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
5,300	09/23/34	2.365%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$14,154	$14,154
5,300	09/23/34	2.368%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,122	13,122
				$—	$27,276	$27,276
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28